Derivatives - Fair values of derivative instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives Fair Value [Line Items]
Derivative assets	₩ 3,799,189	₩ 5,633,915
Derivative liabilities	3,586,564	5,016,567
Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	39,828	237,573
Derivative liabilities	265,691	219,230
Interest Rates Related
Derivatives Fair Value [Line Items]
Derivative assets	172,387	314,451
Derivative liabilities	305,666	365,936
Interest Rates Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	1,784	900
Derivative liabilities	1,828	422
Equity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	32,687	124,784
Derivative liabilities	78,551	58,058
Commodity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	18,557	5,949
Derivative liabilities	11,555	32,693
Commodity Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	21,245	17,529
Derivative liabilities	13,773	32,879
Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	225,063	476,503
Derivative liabilities	378,809	336,503
Currency forward | Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	106	91,747
Derivative liabilities	46,139	10,507
Currency swap | Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	63,560	65,256
Derivative liabilities	79,407	186,150
Interest Rate Option | Interest Rates Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	83	0
Derivative liabilities	0	0
Interest Rate Future | Interest Rates Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	1,701	900
Derivative liabilities	1,828	422
Credit Swaps | Credit Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	493,829	273,578
Derivative liabilities	65,103	29,682
Equity Swaps And Forwards | Equity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	28,803	122,034
Derivative liabilities	69,880	48,218
Equity Options | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	6,324	77,973
Derivative liabilities	167,237	153,461
Equity Options | Equity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	3,884	2,750
Derivative liabilities	8,671	9,840
Equity Futures | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	817	34,816
Derivative liabilities	19,903	7,711
Commodity Swaps And Forwards | Commodity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	18,557	5,949
Derivative liabilities	3,149	32,693
Commodity Futures And Options | Commodity Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	2,688	11,580
Derivative liabilities	2,218	186
Interest rate forwards and swaps | Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	161,397	319,500
Derivative liabilities	253,263	139,846
Commodity options | Commodity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	8,406	0
Trading purpose | Foreign currency related
Derivatives Fair Value [Line Items]
Derivative assets	2,846,837	4,314,281
Derivative liabilities	2,557,522	4,032,337
Trading purpose | Foreign currency related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	2,846,825	4,314,191
Derivative liabilities	2,557,312	4,032,151
Trading purpose | Foreign currency related | Currency forward | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	2,183,315	3,135,319
Derivative liabilities	1,797,419	3,021,258
Trading purpose | Foreign currency related | Currency swap | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	651,292	1,145,619
Derivative liabilities	748,302	979,022
Trading purpose | Foreign currency related | Currency futures | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	12	90
Derivative liabilities	210	186
Trading purpose | Foreign currency related | Currency options | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	12,218	33,253
Derivative liabilities	11,591	31,871
Trading purpose | Interest rates related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	170,603	313,551
Derivative liabilities	303,838	365,514
Trading purpose | Interest rates related | Interest Rate Option | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	3,748	2,148
Derivative liabilities	611	2,217
Trading purpose | Interest rates related | Interest rate forwards and swaps | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	166,855	311,403
Derivative liabilities	303,227	363,297
Trading purpose | Equity related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	7,141	112,789
Derivative liabilities	₩ 187,140	₩ 161,172